Note 7 - Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Rental expense	$ 572	$ 627
Depreciation expense	573	535
Interest expense	90	43
Total finance lease cost	$ 663	$ 578